Income Tax (Interest Accrued Related to Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Interest recognized on the consolidated statements of operations (1)	$ 382	$ 37	$ 17
Interest included in other liabilities on the consolidated balance sheets (1)	$ 647	$ 265